Fair Value Measurements (Schedule Of Assets And Liabilities At Fair Value) (Details) (Fair Value, Measurements, Recurring [Member], Commodity Contract [Member], USD $)
In Thousands, unless otherwise specified
	Jun. 30, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 3,283		$ 8,429
Derivative liabilities	(2,700)		(6,884)
Quoted Price in Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	3,283		8,429
Derivative liabilities	(2,700)		(6,884)
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets
Derivative liabilities
Netting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	(1,078)	[1]	(4,679)	[1]
Derivative liabilities	1,078	[1]	4,679	[1]
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	2,205		3,750
Derivative liabilities	$ (1,622)		$ (2,205)

[1]	The derivative fair values are based on analysis of each contract on a gross basis, even where the legal right of offset exists.